Financial risk management and fair value estimates (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Trade and other payables	$ 577,199	$ 544,734
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	288,578	259,373
Borrowings	391,344	533,833
Lease liabilities	56,722	37,524
Total	739,391	835,449
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	3,107	2,525
Borrowings	265,961	165,408
Lease liabilities	78,365	49,841
Total	353,133	223,072
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	302,041	200,377
Lease liabilities	33,669	61,929
Total	335,710	262,306
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	46,790	10,872
Lease liabilities	11,127	15,988
Total	57,917	26,860
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	15,410	24,323
Lease liabilities	25,274	47,141
Total	40,684	71,464
Urban Properties and Investments Business [Member]
Statement [Line Items]
Trade and other payables	87,406	77,167
Borrowings	1,001,241	858,883
Lease liabilities	28,403	12,384
Derivative financial instruments	0	65
Total	1,117,050	948,499
Urban Properties and Investments Business [Member] | Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	62,568	71,683
Borrowings	173,801	181,662
Lease liabilities	6,108	7,336
Derivative financial instruments	0	65
Total	242,477	260,746
Urban Properties and Investments Business [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	21,486	45
Borrowings	68,777	66,051
Lease liabilities	1,992	3,124
Derivative financial instruments	0	0
Total	92,255	69,220
Urban Properties and Investments Business [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	1,746	5,434
Borrowings	12	75,255
Lease liabilities	1,359	572
Derivative financial instruments	0	0
Total	3,117	81,261
Urban Properties and Investments Business [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	1,606	4
Borrowings	75,831	0
Lease liabilities	1,030	520
Derivative financial instruments	0	0
Total	78,467	524
Urban Properties and Investments Business [Member] | More than 4 years [Member]
Statement [Line Items]
Trade and other payables	0	1
Borrowings	682,820	535,915
Lease liabilities	17,914	832
Derivative financial instruments	0	0
Total	$ 700,734	$ 536,748